Income Taxes (Summary of Deferred Income Taxes) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Deferred income tax assets:
Deferred Tax Assets, Deferred Income	$ 316	$ 0
Employee stock awards	218	159
Net operating loss carryovers and credit carryovers	1,733	1,421
Other deferred income tax assets	313	226
Gross deferred income tax assets	2,580	1,806
Less valuation allowance	(1,563)	(1,347)
Deferred income tax assets	1,017	459
Deferred income tax liabilities:
Deferred Tax Liabilities, Goodwill and Intangible Assets	2,360	316
Other deferred income tax liabilities	0	12
Foreign earnings not indefinitely reinvested	138	16
Deferred income tax liabilities	2,498	344
Net deferred income tax liabilities	(1,481)	(115)
Deferred Tax Assets, Net, Classification [Abstract]
Other long-term assets	50	284
Other long-term liabilities	$ (1,531)	$ (169)